Stock-Based Compensation (Allocation of Stock-Based Compensation Expense) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 2,498,000	$ 8,000	$ 3,224,000	$ 47,000
Research and development expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	358,000	1,000	609,000	8,000
General and administrative expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 2,140,000	$ 7,000	$ 2,615,000	$ 39,000
AmpliPhi Biosciences Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense					$ 478,000	$ 700,000
AmpliPhi Biosciences Corporation [Member] | Research and development expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense					326,000	171,000
AmpliPhi Biosciences Corporation [Member] | General and administrative expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense					152,000	529,000
C3J [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense					46,000	273,000
C3J [Member] | Research and development expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense					8,000	169,000
C3J [Member] | General and administrative expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense					$ 38,000	$ 104,000